UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-04049

DWS Income Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2012

ITEM 1.	REPORT TO STOCKHOLDERS

APRIL 30, 2012 Semiannual Report to Shareholders

DWS Unconstrained Income Fund

Contents
4 Performance Summary
7 Portfolio Summary
8 Investment Portfolio
33 Statement of Assets and Liabilities
35 Statement of Operations
36 Statement of Changes in Net Assets
37 Financial Highlights
41 Notes to Financial Statements
57 Information About Your Fund's Expenses
59 Summary of Management Fee Evaluation by Independent Fee Consultant
63 Account Management Resources
65 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality and non-rated securities present greater risk of loss than investments in higher-quality securities. The fund may use derivatives, including as part of its Global Tactical Asset Allocation (GTAA) strategy. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. The fund may lend securities to approved institutions. See the prospectus for details.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the U.S., represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary April 30, 2012 (Unaudited)

Average Annual Total Returns as of 4/30/12
Unadjusted for Sales Charge	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	7.09%	6.41%	12.33%	6.62%	7.69%
Class B	6.84%	5.48%	11.48%	5.79%	6.82%
Class C	6.86%	5.58%	11.51%	5.84%	6.87%
Barclays U.S. Aggregate Bond Index+	2.44%	7.54%	7.06%	6.37%	5.71%
Adjusted for the Maximum Sales Charge
Class A (max 2.75% load)	4.15%	3.48%	11.29%	6.02%	7.39%
Class B (max 4.00% CDSC)	2.84%	2.48%	10.94%	5.63%	6.82%
Class C (max 1.00% CDSC)	5.86%	5.58%	11.51%	5.84%	6.87%
Barclays U.S. Aggregate Bond Index+	2.44%	7.54%	7.06%	6.37%	5.71%
No Sales Charges						Life of Class S*
Class S	7.40%	6.58%	12.64%	6.87%	N/A	6.62%
Barclays U.S. Aggregate Bond Index+	2.44%	7.54%	7.06%	6.37%	5.71%	5.51%

‡ Total returns shown for periods less than one year are not annualized.

* Class S commenced operations on February 1, 2005. The performance shown for the index is for the time period of January 31, 2005 through April 30, 2012, which is based on the performance period of the life of the class.

Average Annual Total Returns as of 3/31/12 (most recent calendar quarter end)
Unadjusted for Sales Charge	1-Year	3-Year	5-Year	10-Year
Class A	6.44%	13.32%	6.64%	7.81%
Class B	5.51%	12.47%	5.81%	6.96%
Class C	5.61%	12.48%	5.86%	7.01%
Barclays U.S. Aggregate Bond Index+	7.71%	6.83%	6.25%	5.80%
Adjusted for the Maximum Sales Charge
Class A (max 2.75% load)	3.52%	12.27%	6.05%	7.51%
Class B (max 4.00% CDSC)	2.51%	11.94%	5.65%	6.96%
Class C (max 1.00% CDSC)	5.61%	12.48%	5.86%	7.01%
Barclays U.S. Aggregate Bond Index+	7.71%	6.83%	6.25%	5.80%
No Sales Charges					Life of Class S*
Class S	6.62%	13.63%	6.90%	N/A	6.54%
Barclays U.S. Aggregate Bond Index+	7.71%	6.83%	6.25%	5.80%	5.42%

* Class S commenced operations on February 1, 2005. The performance shown for the index is for the time period of January 31, 2005 through April 30, 2012, which is based on the performance period of the life of the class.

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2012 are 1.13%, 1.98%, 1.88% and 0.95% for Class A, Class B, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended April 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

+ The Barclays U.S. Aggregate Bond Index is an unmanaged index representing domestic taxable investment-grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with average maturities of one year or more.

Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class S
Net Asset Value: 4/30/12	$4.92	$4.93	$4.96	$4.93
10/31/11	$4.71	$4.71	$4.74	$4.71
Distribution Information: Six Months as of 4/30/12: Income Dividends	$.12	$.10	$.10	$.12
April Income Dividend	$.0203	$.0169	$.0173	$.0210
SEC 30-day Yield as of 4/30/12++	3.88%	3.15%	3.26%	4.22%
Current Annualized Distribution Rate as of 4/30/12++	4.95%	4.11%	4.19%	5.11%

++ The SEC yield is net investment income per share earned over the month ended April 30, 2012, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yields would have been 3.87%, 3.14%, 3.25% and 4.21% for Class A, B, C and S shares, respectively, had certain expenses not been reduced. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on April 30, 2012. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rates would have been 4.94%, 4.10%, 4.18% and 5.10% for Class A, B, C and S shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed, and will fluctuate.

Morningstar Rankings — MultiSector Bond Funds Category as of 4/30/12
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	41	of	252	16
3-Year	139	of	194	71
5-Year	60	of	156	38
10-Year	35	of	103	34
Class B 1-Year	79	of	252	31
3-Year	159	of	194	82
5-Year	98	of	156	62
10-Year	71	of	103	68
Class C 1-Year	74	of	252	29
3-Year	156	of	194	80
5-Year	95	of	156	61
10-Year	67	of	103	65
Class S 1-Year	29	of	252	12
3-Year	129	of	194	66
5-Year	46	of	156	29

Source: Morningstar, Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

Portfolio Summary (Unaudited)
Investment Portfolio as of April 30, 2012 (Unaudited)
		Principal Amount ($)(a)	Value ($)

Corporate Bonds 58.9%
Consumer Discretionary 8.3%
AMC Entertainment, Inc., 8.75%, 6/1/2019 (b)		535,000	570,444
AMC Networks, Inc., 144A, 7.75%, 7/15/2021		95,000	106,163
American Achievement Corp., 144A, 10.875%, 4/15/2016		275,000	201,781
Asbury Automotive Group, Inc., 8.375%, 11/15/2020		465,000	506,269
AutoZone, Inc., 3.7%, 4/15/2022		780,000	793,725
Avis Budget Car Rental LLC:
8.25%, 1/15/2019 (b)		555,000	581,362
9.625%, 3/15/2018		240,000	261,600
Block Communications, Inc., 144A, 7.25%, 2/1/2020		385,000	391,737
Bresnan Broadband Holdings LLC, 144A, 8.0%, 12/15/2018 (b)		545,000	555,900
Cablevision Systems Corp.:
7.75%, 4/15/2018		65,000	69,063
8.0%, 4/15/2020		65,000	70,200
Caesar's Entertainment Operating Co., Inc.:
144A, 8.5%, 2/15/2020		760,000	782,800
11.25%, 6/1/2017		1,610,000	1,779,050
CCO Holdings LLC:
6.5%, 4/30/2021		1,320,000	1,379,400
6.625%, 1/31/2022		195,000	204,019
7.0%, 1/15/2019		125,000	133,750
7.25%, 10/30/2017 (b)		520,000	565,500
7.375%, 6/1/2020		55,000	60,019
7.875%, 4/30/2018		220,000	238,150
8.125%, 4/30/2020		145,000	162,400
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		1,825,000	1,971,000
Chester Downs & Marina LLC, 144A, 9.25%, 2/1/2020		150,000	157,875
Clear Channel Communications, Inc., 9.0%, 3/1/2021		145,000	131,225
Clear Channel Worldwide Holdings, Inc.:
144A, 7.625%, 3/15/2020		1,290,000	1,275,088
Series A, 9.25%, 12/15/2017		80,000	87,300
Series B, 9.25%, 12/15/2017		125,000	137,031
Crown Media Holdings, Inc., 10.5%, 7/15/2019		325,000	352,219
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019 (b)		275,000	260,219
Desarrolladora Homex SAB de CV, 144A, 9.75%, 3/25/2020 (b)		1,800,000	1,872,000
DIRECTV Holdings LLC, 144A, 3.8%, 3/15/2022		1,800,000	1,791,857
DISH DBS Corp.:
6.625%, 10/1/2014		335,000	363,475
6.75%, 6/1/2021 (b)		55,000	60,225
7.125%, 2/1/2016		620,000	686,650
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015*		270,000	169
Gannett Co., Inc., 9.375%, 11/15/2017		240,000	271,200
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		235,000	238,819
Harron Communications LP, 144A, 9.125%, 4/1/2020		290,000	301,600
Hertz Corp.:
6.75%, 4/15/2019 (b)		90,000	93,938
144A, 6.75%, 4/15/2019		225,000	234,844
7.5%, 10/15/2018		905,000	970,612
Kabel BW GmbH, 144A, 7.5%, 3/15/2019		445,000	475,037
Lear Corp.:
7.875%, 3/15/2018		220,000	240,900
8.125%, 3/15/2020		220,000	245,300
Levi Strauss & Co., 7.625%, 5/15/2020 (b)		365,000	391,919
Limited Brands, Inc., 7.0%, 5/1/2020		120,000	133,200
Lions Gate Entertainment, Inc., 144A, 10.25%, 11/1/2016		580,000	638,000
Lowe's Cos, Inc., 3.12%, 4/15/2022		700,000	709,694
Macy's Retail Holdings, Inc., 5.125%, 1/15/2042		490,000	494,867
Marriott International, Inc., 3.0%, 3/1/2019		320,000	318,132
Mattel, Inc., 5.45%, 11/1/2041		836,600	886,067
Mediacom Broadband LLC, 8.5%, 10/15/2015 (b)		635,000	654,050
Mediacom LLC:
144A, 7.25%, 2/15/2022		115,000	116,725
9.125%, 8/15/2019		200,000	218,000
MGM Resorts International:
7.625%, 1/15/2017 (b)		585,000	606,937
144A, 8.625%, 2/1/2019 (b)		855,000	928,744
9.0%, 3/15/2020		460,000	512,900
10.375%, 5/15/2014		195,000	222,300
11.125%, 11/15/2017		245,000	277,462
Michaels Stores, Inc., 13.0%, 11/1/2016 (b)		82,000	87,228
National CineMedia LLC:
144A, 6.0%, 4/15/2022		225,000	228,937
7.875%, 7/15/2021		275,000	296,312
Norcraft Companies LP, 10.5%, 12/15/2015		520,000	486,200
Palace Entertainment Holdings LLC, 144A, 8.875%, 4/15/2017		430,000	442,900
Penske Automotive Group, Inc., 7.75%, 12/15/2016		880,000	916,309
Regal Entertainment Group, 9.125%, 8/15/2018 (b)		190,000	210,425
Sabre Holdings Corp., 8.35%, 3/15/2016 (b)		335,000	309,875
Seminole Indian Tribe of Florida:
144A, 7.75%, 10/1/2017		280,000	304,500
144A, 7.804%, 10/1/2020		350,000	345,723
Servicios Corporativos Javer SAPI de CV, 144A, 9.875%, 4/6/2021		400,000	377,200
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015		915,000	1,038,525
Sonic Automotive, Inc., Series B, 9.0%, 3/15/2018		525,000	572,250
Toys "R" Us-Delaware, Inc., 144A, 7.375%, 9/1/2016 (b)		195,000	198,412
Travelport LLC, 9.0%, 3/1/2016 (b)		80,000	50,600
UCI International, Inc., 8.625%, 2/15/2019		130,000	133,250
Unitymedia GmbH, 144A, 9.625%, 12/1/2019	EUR	455,000	644,443
Unitymedia Hessen GmbH & Co., KG, 144A, 8.125%, 12/1/2017		1,155,000	1,238,737
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		60,000	60,675
144A, 7.875%, 11/1/2020		135,000	140,738
UPC Holding BV:
144A, 8.375%, 8/15/2020	EUR	535,000	720,573
144A, 9.75%, 4/15/2018	EUR	445,000	621,444
Videotron Ltd., 9.125%, 4/15/2018		225,000	248,625
Visteon Corp., 6.75%, 4/15/2019		455,000	468,650
Wyndham Worldwide Corp.:
2.95%, 3/1/2017		340,000	339,826
5.75%, 2/1/2018		865,000	960,160
Yonkers Racing Corp., 144A, 11.375%, 7/15/2016		360,000	387,450
			40,570,879
Consumer Staples 2.5%
Alliance One International, Inc., 10.0%, 7/15/2016		145,000	146,450
Altria Group, Inc., 9.95%, 11/10/2038		855,000	1,350,696
B&G Foods, Inc., 7.625%, 1/15/2018		200,000	215,000
Central Garden & Pet Co., 8.25%, 3/1/2018		210,000	216,563
Constellation Brands, Inc., 6.0%, 5/1/2022		100,000	105,250
Darling International, Inc., 8.5%, 12/15/2018		485,000	543,806
Del Monte Corp., 7.625%, 2/15/2019 (b)		435,000	439,350
Delhaize Group SA, 4.125%, 4/10/2019		1,285,000	1,301,224
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		175,000	184,625
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		470,000	439,450
Grupo Bimbo SAB de CV, 144A, 4.5%, 1/25/2022		1,800,000	1,869,633
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020		165,000	167,063
NBTY, Inc., 9.0%, 10/1/2018		140,000	154,525
Pilgrim's Pride Corp., 7.875%, 12/15/2018 (b)		300,000	304,500
Post Holdings, Inc., 144A, 7.375%, 2/15/2022		230,000	239,200
Reynolds American, Inc., 6.75%, 6/15/2017		800,000	959,724
Rite Aid Corp., 8.0%, 8/15/2020		180,000	208,350
Safeway, Inc., 4.75%, 12/1/2021		798,000	798,277
Smithfield Foods, Inc.:
7.75%, 7/1/2017		1,315,000	1,476,087
10.0%, 7/15/2014		420,000	491,400
SUPERVALU, Inc., 8.0%, 5/1/2016 (b)		175,000	183,750
TreeHouse Foods, Inc., 7.75%, 3/1/2018		265,000	286,862
			12,081,785
Energy 7.4%
Alpha Natural Resources, Inc., 6.0%, 6/1/2019 (b)		370,000	345,950
Arch Coal, Inc.:
144A, 7.0%, 6/15/2019 (b)		125,000	111,875
7.25%, 10/1/2020 (b)		110,000	98,450
144A, 7.25%, 6/15/2021 (b)		200,000	178,500
8.75%, 8/1/2016 (b)		365,000	365,912
Berry Petroleum Co.:
6.75%, 11/1/2020		270,000	286,875
10.25%, 6/1/2014		235,000	267,900
Bill Barrett Corp.:
7.0%, 10/15/2022		110,000	106,150
7.625%, 10/1/2019		65,000	65,650
9.875%, 7/15/2016		190,000	210,900
BreitBurn Energy Partners LP:
144A, 7.875%, 4/15/2022		130,000	131,300
8.625%, 10/15/2020		300,000	319,500
Bristow Group, Inc., 7.5%, 9/15/2017		260,000	271,700
Chesapeake Energy Corp.:
6.125%, 2/15/2021 (b)		245,000	231,525
6.875%, 11/15/2020 (b)		360,000	351,000
Chesapeake Midstream Partners LP, 6.125%, 7/15/2022		335,000	322,438
Chesapeake Oilfield Operating LLC, 144A, 6.625%, 11/15/2019		145,000	136,300
Cimarex Energy Co., 5.875%, 5/1/2022		215,000	222,525
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		575,000	646,875
Cloud Peak Energy Resources LLC:
8.25%, 12/15/2017		125,000	126,250
8.5%, 12/15/2019		115,000	117,013
CONSOL Energy, Inc.:
6.375%, 3/1/2021		90,000	84,600
8.0%, 4/1/2017		935,000	986,425
8.25%, 4/1/2020		360,000	378,000
Continental Resources, Inc.:
7.125%, 4/1/2021		175,000	195,125
7.375%, 10/1/2020		185,000	206,275
8.25%, 10/1/2019		85,000	95,200
Crestwood Midstream Partners LP, 7.75%, 4/1/2019		960,000	976,800
Crosstex Energy LP, 8.875%, 2/15/2018		305,000	327,112
Dresser-Rand Group, Inc., 6.5%, 5/1/2021		430,000	449,350
Eagle Rock Energy Partners LP, 8.375%, 6/1/2019		580,000	600,300
El Paso Corp., 7.25%, 6/1/2018 (b)		280,000	320,359
Energy Transfer Partners LP, 5.2%, 2/1/2022		860,000	916,670
EV Energy Partners LP, 8.0%, 4/15/2019		875,000	892,500
Frontier Oil Corp.:
6.875%, 11/15/2018		280,000	292,600
8.5%, 9/15/2016		40,000	42,600
Genesis Energy LP, 7.875%, 12/15/2018		250,000	257,500
Global Geophysical Services, Inc., 10.5%, 5/1/2017		730,000	724,525
Harvest Operations Corp., 144A, 6.875%, 10/1/2017		140,000	147,700
Holly Energy Partners LP:
144A, 6.5%, 3/1/2020		110,000	111,100
8.25%, 3/15/2018		305,000	325,588
HollyFrontier Corp., 9.875%, 6/15/2017		450,000	504,000
IPIC GMTN Ltd., 144A, 5.5%, 3/1/2022		1,750,000	1,828,750
Kinder Morgan Energy Partners LP, 5.8%, 3/1/2021		1,144,000	1,299,005
Kodiak Oil & Gas Corp., 144A, 8.125%, 12/1/2019		165,000	174,900
Linn Energy LLC:
144A, 6.25%, 11/1/2019		635,000	625,475
144A, 6.5%, 5/15/2019		25,000	25,125
MEG Energy Corp., 144A, 6.5%, 3/15/2021		240,000	252,600
Newfield Exploration Co., 7.125%, 5/15/2018		660,000	702,900
Noble Holding International Ltd., 3.95%, 3/15/2022		300,000	304,760
Oasis Petroleum, Inc., 6.5%, 11/1/2021		170,000	173,400
Offshore Group Investments Ltd., 11.5%, 8/1/2015		35,000	38,281
OGX Austria GmbH, 144A, 8.375%, 4/1/2022 (b)		1,500,000	1,530,000
Peabody Energy Corp.:
144A, 6.0%, 11/15/2018		140,000	142,100
144A, 6.25%, 11/15/2021 (b)		160,000	162,000
Petroleos de Venezuela SA, 144A, 8.5%, 11/2/2017		900,000	803,250
Petroleos Mexicanos, 5.5%, 1/21/2021		2,400,000	2,671,200
Phillips 66, 144A, 4.3%, 4/1/2022		1,180,000	1,230,752
Plains All American Pipeline LP, 3.65%, 6/1/2022		950,000	954,997
Plains Exploration & Production Co.:
6.125%, 6/15/2019		245,000	247,450
6.75%, 2/1/2022		425,000	442,000
7.625%, 6/1/2018		345,000	367,425
Quicksilver Resources, Inc., 11.75%, 1/1/2016		255,000	268,388
Regency Energy Partners LP:
6.875%, 12/1/2018		205,000	217,300
9.375%, 6/1/2016		520,000	569,400
Reliance Holdings U.S.A., Inc.:
144A, 5.4%, 2/14/2022		750,000	751,912
144A, 6.25%, 10/19/2040 (b)		750,000	702,008
Sabine Pass LNG LP, 7.5%, 11/30/2016		100,000	107,250
SandRidge Energy, Inc., 7.5%, 3/15/2021		240,000	242,400
SESI LLC:
6.375%, 5/1/2019		245,000	254,800
144A, 7.125%, 12/15/2021		700,000	757,750
Stone Energy Corp.:
6.75%, 12/15/2014		430,000	432,150
8.625%, 2/1/2017		275,000	289,438
Swift Energy Co., 144A, 7.875%, 3/1/2022		435,000	444,787
Transocean, Inc., 6.5%, 11/15/2020		600,000	689,055
Venoco, Inc., 8.875%, 2/15/2019		615,000	576,562
Weatherford International Ltd., 4.5%, 4/15/2022		870,000	897,968
WPX Energy, Inc.:
144A, 5.25%, 1/15/2017		470,000	465,300
144A, 6.0%, 1/15/2022		345,000	335,512
Xinergy Corp., 144A, 9.25%, 5/15/2019		250,000	182,500
			35,909,767
Financials 16.9%
Abengoa Finance SAU, 144A, 8.875%, 11/1/2017 (b)		625,000	596,875
African Development Bank, 5.75%, 1/25/2016	AUD	3,500,000	3,821,774
Ally Financial, Inc.:
5.5%, 2/15/2017		385,000	393,482
6.25%, 12/1/2017		570,000	599,615
8.0%, 3/15/2020		650,000	744,591
8.3%, 2/12/2015		810,000	888,975
Alrosa Finance SA, 144A, 7.75%, 11/3/2020		1,800,000	1,914,750
American International Group, Inc.:
3.8%, 3/22/2017		530,000	547,394
Series G, 5.6%, 10/18/2016		855,000	934,376
AmeriGas Finance LLC:
6.75%, 5/20/2020		110,000	112,475
7.0%, 5/20/2022		110,000	112,200
Antero Resources Finance Corp.:
144A, 7.25%, 8/1/2019		310,000	319,300
9.375%, 12/1/2017		425,000	464,313
Ardagh Packaging Finance PLC, 144A, 9.125%, 10/15/2020		275,000	292,188
Aristotle Holding, Inc., 144A, 4.75%, 11/15/2021		855,000	935,547
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/17/2016		513,600	531,576
Banco Bradesco SA:
144A, 4.5%, 1/12/2017		800,000	832,000
144A, 5.75%, 3/1/2022		300,000	304,950
Banco de Bogota SA, 144A, 5.0%, 1/15/2017		1,300,000	1,350,050
Banco do Brasil SA, 144A, 5.875%, 1/26/2022		712,000	740,480
Bank of America Corp., 5.0%, 5/13/2021		750,000	746,490
Bank of Ireland Mortgage Bank, 4.0%, 7/5/2013	EUR	4,150,000	5,306,884
Braskem America Finance Co., 144A, 7.125%, 7/22/2041		800,000	804,000
Braskem Finance Ltd., 144A, 5.75%, 4/15/2021		800,000	832,480
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		1,085,000	1,177,225
Case New Holland, Inc., 7.75%, 9/1/2013		225,000	240,188
CCL Finance Ltd., 144A, 9.5%, 8/15/2014		900,000	1,012,500
CIT Group, Inc.:
5.25%, 3/15/2018		565,000	581,950
Series C, 144A, 5.25%, 4/1/2014		1,650,000	1,699,500
144A, 7.0%, 5/2/2017		2,045,000	2,050,112
Citigroup, Inc., 5.875%, 1/30/2042		355,000	377,651
CNOOC Finance 2012 Ltd., 144A, 3.875%, 5/2/2022 (c)		800,000	800,658
Codere Finance Luxembourg SA, 144A, 9.25%, 2/15/2019		235,000	216,494
Deutsche Telekom International Finance BV, 144A, 4.875%, 3/6/2042		1,800,000	1,696,367
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		360,000	396,900
E*TRADE Financial Corp.:
6.75%, 6/1/2016		760,000	777,100
12.5%, 11/30/2017		840,000	978,600
Everest Acquisition LLC:
144A, 6.875%, 5/1/2019		355,000	372,750
144A, 9.375%, 5/1/2020		325,000	346,125
Export Credit Bank of Turkey, 144A, 5.375%, 11/4/2016		1,250,000	1,265,625
Ford Motor Credit Co., LLC:
5.875%, 8/2/2021		325,000	367,279
6.625%, 8/15/2017		350,000	402,300
7.5%, 8/1/2012		2,500,000	2,539,310
8.125%, 1/15/2020		100,000	126,636
Fresenius Medical Care U.S. Finance II, Inc.:
144A, 5.625%, 7/31/2019		230,000	234,025
144A, 5.875%, 1/31/2022		200,000	203,250
Fresenius Medical Care U.S. Finance, Inc., 144A, 6.5%, 9/15/2018		125,000	133,750
Fresenius U.S. Finance II, Inc., 144A, 9.0%, 7/15/2015		210,000	240,713
FUEL Trust, 144A, 3.984%, 6/15/2016		855,000	885,766
General Electric Capital Corp., 5.3%, 2/11/2021		460,000	506,529
Hartford Financial Services Group, Inc., 5.125%, 4/15/2022		720,000	727,226
HCP, Inc., (REIT), 5.375%, 2/1/2021		857,000	944,173
Hellas Telecommunications Finance SCA, 144A, 8.985%**, 7/15/2015 (PIK)*	EUR	218,377	173
Hexion U.S. Finance Corp.:
144A, 6.625%, 4/15/2020		95,000	99,275
8.875%, 2/1/2018		1,995,000	2,089,762
Host Hotels & Resorts LP, (REIT), 6.875%, 11/1/2014		500,000	508,750
International Lease Finance Corp.:
5.75%, 5/15/2016		115,000	116,975
6.25%, 5/15/2019		290,000	292,861
8.625%, 9/15/2015		225,000	249,188
8.625%, 1/15/2022 (b)		310,000	354,606
8.75%, 3/15/2017		1,065,000	1,195,462
Itau Unibanco Holding SA, 144A, 5.65%, 3/19/2022 (b)		1,800,000	1,809,000
JPMorgan Chase & Co., 4.35%, 8/15/2021		1,000,000	1,047,024
Level 3 Financing, Inc.:
144A, 8.125%, 7/1/2019		435,000	446,963
144A, 8.625%, 7/15/2020 (b)		320,000	335,200
Lincoln National Corp., 4.2%, 3/15/2022		555,000	556,548
Lukoil International Finance BV, 144A, 7.25%, 11/5/2019		1,000,000	1,127,500
MPT Operating Partnership LP (REIT):
6.375%, 2/15/2022		190,000	190,950
6.875%, 5/1/2021		310,000	323,950
Murray Street Investment Trust I, 4.647%, 3/9/2017		1,800,000	1,810,807
Nara Cable Funding Ltd., 144A, 8.875%, 12/1/2018		350,000	320,250
National Money Mart Co., 10.375%, 12/15/2016		655,000	735,237
Neuberger Berman Group LLC:
144A, 5.625%, 3/15/2020		165,000	167,475
144A, 5.875%, 3/15/2022		275,000	279,813
Newcrest Finance Pty Ltd., 144A, 4.45%, 11/15/2021		1,425,000	1,467,982
NII Capital Corp., 7.625%, 4/1/2021		415,000	385,950
Nuveen Investments, Inc., 10.5%, 11/15/2015		1,200,000	1,239,000
Odebrecht Finance Ltd., 144A, 6.0%, 4/5/2023		1,800,000	1,899,000
Offshore Group Investments Ltd., 144A, 11.5%, 8/1/2015		50,000	54,688
Petrobras International Finance Co., 5.75%, 1/20/2020		800,000	892,926
Reynolds Group Issuer, Inc.:
144A, 6.875%, 2/15/2021		585,000	602,550
144A, 7.125%, 4/15/2019		495,000	517,275
144A, 7.75%, 10/15/2016 (b)		450,000	475,875
144A, 9.875%, 8/15/2019		125,000	130,313
SABMiller Holdings, Inc., 144A, 3.75%, 1/15/2022		745,000	774,808
Santander US Debt SAU, 144A, 3.724%, 1/20/2015		155,000	147,256
Schaeffler Finance BV:
144A, 7.75%, 2/15/2017		430,000	455,800
144A, 7.75%, 2/15/2017	EUR	215,000	294,556
144A, 8.5%, 2/15/2019		200,000	214,500
144A, 8.75%, 2/15/2019	EUR	100,000	140,325
Simon Property Group LP, (REIT), 4.75%, 3/15/2042		900,000	883,178
Telemovil Finance Co., Ltd., 144A, 8.0%, 10/1/2017		400,000	409,000
The Goldman Sachs Group, Inc., 5.75%, 1/24/2022		950,000	991,984
Tomkins LLC, 9.0%, 10/1/2018 (b)		207,000	230,288
Total Capital SA, 3.0%, 6/24/2015		910,000	959,193
Toys "R" Us Property Co. I, LLC, 10.75%, 7/15/2017		245,000	269,500
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		190,000	192,850
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		225,000	236,813
UR Financing Escrow Corp.:
144A, 5.75%, 7/15/2018		375,000	387,188
144A, 7.375%, 5/15/2020		615,000	645,750
144A, 7.625%, 4/15/2022		615,000	650,362
Vale Overseas Ltd., 8.25%, 1/17/2034		1,250,000	1,661,244
Virgin Media Finance PLC, Series 1, 9.5%, 8/15/2016		675,000	756,000
Virgin Media Secured Finance PLC, 6.5%, 1/15/2018		2,215,000	2,414,350
Wells Fargo & Co., 3.5%, 3/8/2022		1,215,000	1,230,652
Wind Acquisition Finance SA:
144A, 7.25%, 2/15/2018		200,000	190,000
144A, 11.75%, 7/15/2017	EUR	375,000	462,881
Xstrata Finance Canada Ltd., 144A, 4.95%, 11/15/2021		685,000	718,692
			82,467,965
Health Care 2.1%
Amgen, Inc., 3.875%, 11/15/2021		500,000	525,647
Aviv Healthcare Properties LP:
7.75%, 2/15/2019		250,000	260,000
144A, 7.75%, 2/15/2019 (b)		275,000	283,250
Community Health Systems, Inc., 8.875%, 7/15/2015		141,000	145,583
Gilead Sciences, Inc., 5.65%, 12/1/2041		855,000	955,382
HCA Holdings, Inc., 7.75%, 5/15/2021 (b)		615,000	645,750
HCA, Inc.:
5.875%, 3/15/2022		275,000	279,469
6.5%, 2/15/2020		1,245,000	1,332,150
7.5%, 2/15/2022		935,000	1,006,294
7.875%, 2/15/2020		2,020,000	2,242,200
8.5%, 4/15/2019 (b)		200,000	224,375
9.875%, 2/15/2017		484,000	530,585
Mylan, Inc., 144A, 7.875%, 7/15/2020		95,000	106,400
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		320,000	340,000
STHI Holding Corp., 144A, 8.0%, 3/15/2018		355,000	378,075
Tenet Healthcare Corp., 144A, 6.25%, 11/1/2018		660,000	686,400
Warner Chilcott Co., LLC, 7.75%, 9/15/2018		415,000	453,387
			10,394,947
Industrials 4.8%
Accuride Corp., 9.5%, 8/1/2018		400,000	425,000
Actuant Corp., 144A, 5.625%, 6/15/2022		225,000	230,906
Aguila 3 SA, 144A, 7.875%, 1/31/2018		330,000	345,675
Air Lease Corp., 144A, 5.625%, 4/1/2017 (b)		470,000	458,250
ARAMARK Corp., 8.5%, 2/1/2015		365,000	374,129
ARAMARK Holdings Corp., 144A, 8.625%, 5/1/2016 (PIK)		110,000	112,614
Armored Autogroup, Inc., 144A, 9.25%, 11/1/2018		620,000	519,250
BE Aerospace, Inc.:
6.875%, 10/1/2020		180,000	199,350
8.5%, 7/1/2018		355,000	393,163
Belden, Inc.:
7.0%, 3/15/2017		195,000	200,363
9.25%, 6/15/2019		235,000	253,800
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		320,000	315,600
144A, 7.75%, 3/15/2020		260,000	290,550
Briggs & Stratton Corp., 6.875%, 12/15/2020		210,000	222,075
Casella Waste Systems, Inc., 7.75%, 2/15/2019		610,000	600,850
Cenveo Corp., 8.875%, 2/1/2018		575,000	529,000
CHC Helicopter SA, 144A, 9.25%, 10/15/2020		565,000	560,762
Congoleum Corp., 9.0%, 12/31/2017 (PIK)		176,303	70,521
Corrections Corp. of America, 7.75%, 6/1/2017		215,000	233,275
Ducommun, Inc., 9.75%, 7/15/2018		375,000	396,562
DynCorp International, Inc., 10.375%, 7/1/2017		485,000	415,887
Florida East Coast Railway Corp., 8.125%, 2/1/2017		235,000	241,463
FTI Consulting, Inc., 6.75%, 10/1/2020		825,000	873,469
Garda World Security Corp., 144A, 9.75%, 3/15/2017		350,000	371,000
H&E Equipment Services, Inc., 8.375%, 7/15/2016		645,000	665,962
Huntington Ingalls Industries, Inc.:
6.875%, 3/15/2018		300,000	317,250
7.125%, 3/15/2021		60,000	63,525
Interline Brands, Inc., 7.0%, 11/15/2018		300,000	317,625
Kansas City Southern de Mexico SA de CV, 8.0%, 2/1/2018		595,000	661,937
Masco Corp., 7.125%, 3/15/2020		855,000	924,826
Mead Products LLC, 144A, 6.75%, 4/30/2020 (c)		115,000	119,025
Meritor, Inc.:
8.125%, 9/15/2015		305,000	323,681
10.625%, 3/15/2018 (b)		340,000	369,325
Navios Maritime Holdings, Inc., 8.125%, 2/15/2019		805,000	714,437
Navios South American Logistics, Inc., 9.25%, 4/15/2019		310,000	283,650
Nortek, Inc., 8.5%, 4/15/2021		750,000	740,625
Owens Corning, Inc., 9.0%, 6/15/2019		833,000	1,033,501
Ply Gem Industries, Inc., 13.125%, 7/15/2014		165,000	166,650
RailAmerica, Inc., 9.25%, 7/1/2017		21,000	21,998
RBS Global, Inc. & Rexnord Corp., 8.5%, 5/1/2018		675,000	734,062
Rearden G Holdings EINS GmbH, 144A, 7.875%, 3/30/2020		130,000	136,825
Sitel LLC, 11.5%, 4/1/2018		520,000	364,000
Spirit AeroSystems, Inc.:
6.75%, 12/15/2020		255,000	274,125
7.5%, 10/1/2017		175,000	189,438
Titan International, Inc., 7.875%, 10/1/2017		935,000	991,100
TransDigm, Inc., 7.75%, 12/15/2018		390,000	425,100
Transnet SOC Ltd., 144A, 4.5%, 2/10/2016		800,000	835,682
United Rentals North America, Inc., 10.875%, 6/15/2016		145,000	164,031
Urbi, Desarrollos Urbanos SAB de CV, 144A, 9.75%, 2/3/2022		1,800,000	1,872,000
Voto-Votorantim Ltd., 144A, 6.75%, 4/5/2021		1,600,000	1,792,000
Welltec A/S, 144A, 8.0%, 2/1/2019		200,000	193,000
			23,328,894
Information Technology 2.0%
Allen Systems Group, Inc., 144A, 10.5%, 11/15/2016		220,000	182,600
Amkor Technology, Inc., 6.625%, 6/1/2021 (b)		55,000	56,375
Aspect Software, Inc., 10.625%, 5/15/2017		345,000	373,462
Avaya, Inc., 144A, 7.0%, 4/1/2019		875,000	875,000
CDW LLC, 144A, 8.5%, 4/1/2019		295,000	315,650
CommScope, Inc., 144A, 8.25%, 1/15/2019		510,000	544,425
Corning, Inc., 4.75%, 3/15/2042		800,000	798,771
eAccess Ltd., 144A, 8.25%, 4/1/2018		350,000	334,250
Equinix, Inc.:
7.0%, 7/15/2021		255,000	278,587
8.125%, 3/1/2018		825,000	911,625
Fidelity National Information Services, Inc.:
144A, 5.0%, 3/15/2022		115,000	115,000
7.625%, 7/15/2017		100,000	109,750
144A, 7.625%, 7/15/2017		55,000	60,088
First Data Corp.:
144A, 7.375%, 6/15/2019		265,000	270,963
144A, 8.875%, 8/15/2020		485,000	527,437
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		1,145,000	1,255,206
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		240,000	256,800
7.625%, 6/15/2021		245,000	265,519
Jabil Circuit, Inc., 7.75%, 7/15/2016		145,000	164,756
MasTec, Inc., 7.625%, 2/1/2017		270,000	281,137
Sanmina-SCI Corp., 144A, 7.0%, 5/15/2019		265,000	270,963
Seagate HDD Cayman, 144A, 7.0%, 11/1/2021		310,000	336,350
Sensata Technologies BV, 144A, 6.5%, 5/15/2019		310,000	323,175
SunGard Data Systems, Inc., 10.25%, 8/15/2015		1,035,000	1,072,519
ViaSat, Inc., 144A, 6.875%, 6/15/2020		55,000	55,688
			10,036,096
Materials 7.1%
Aleris International, Inc., 7.625%, 2/15/2018		235,000	244,988
APERAM:
144A, 7.375%, 4/1/2016		225,000	219,375
144A, 7.75%, 4/1/2018		270,000	257,850
Appleton Papers, Inc., 11.25%, 12/15/2015		111,000	104,618
ArcelorMittal:
4.5%, 2/25/2017		770,000	775,224
6.25%, 2/25/2022		800,000	814,888
Ball Corp.:
7.125%, 9/1/2016		135,000	147,825
7.375%, 9/1/2019		135,000	150,188
Berry Plastics Corp., 8.25%, 11/15/2015 (b)		540,000	576,450
Beverage Packaging Holdings Luxembourg II SA, 144A, 8.0%, 12/15/2016	EUR	205,000	255,077
BWAY Parent Co., Inc., 10.125%, 11/1/2015 (PIK)		256,058	261,179
Celulosa Arauco y Constitucion SA, 144A, 4.75%, 1/11/2022		800,000	814,573
China Lumena New Materials Corp., 144A, 12.0%, 10/27/2014		925,000	767,750
China Oriental Group Co., Ltd.:
144A, 7.0%, 11/17/2017		900,000	738,000
144A, 8.0%, 8/18/2015		400,000	365,000
Clearwater Paper Corp., 7.125%, 11/1/2018		385,000	410,025
Clondalkin Acquisition BV, 144A, 2.474%**, 12/15/2013		215,000	204,250
Compass Minerals International, Inc., 8.0%, 6/1/2019		235,000	254,388
Corp Nacional del Cobre de Chile, 144A, 3.875%, 11/3/2021		1,800,000	1,872,778
Crown Americas LLC:
6.25%, 2/1/2021		55,000	59,813
7.625%, 5/15/2017		230,000	249,550
CSN Resources SA, 144A, 6.5%, 7/21/2020		400,000	443,000
Essar Steel Algoma, Inc.: 144A, 9.375%, 3/15/2015		1,320,000	1,362,900
144A, 9.875%, 6/15/2015		520,000	478,400
Evraz Group SA, 144A, 7.4%, 4/24/2017 (b)		800,000	804,000
Exopack Holding Corp., 10.0%, 6/1/2018		245,000	254,800
FMG Resources (August 2006) Pty Ltd.:
144A, 6.0%, 4/1/2017 (b)		335,000	340,862
144A, 6.875%, 4/1/2022		240,000	243,600
144A, 7.0%, 11/1/2015		140,000	144,900
144A, 8.25%, 11/1/2019		580,000	627,850
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/2022		800,000	790,466
GEO Specialty Chemicals, Inc.:
144A, 7.5%, 3/31/2015 (PIK)		468,054	437,771
10.0%, 3/31/2015		460,160	459,148
Georgia-Pacific LLC, 144A, 5.4%, 11/1/2020		855,000	974,491
Graphic Packaging International, Inc.:
7.875%, 10/1/2018		70,000	77,700
9.5%, 6/15/2017		630,000	699,300
Greif, Inc., 7.75%, 8/1/2019		995,000	1,124,350
Hexcel Corp., 6.75%, 2/1/2015		393,000	396,930
Huntsman International LLC:
8.625%, 3/15/2020 (b)		360,000	409,950
8.625%, 3/15/2021 (b)		140,000	159,775
Ineos Finance PLC, 144A, 9.0%, 5/15/2015		300,000	321,750
International Paper Co., 7.95%, 6/15/2018		855,000	1,070,793
JMC Steel Group, 144A, 8.25%, 3/15/2018		360,000	372,600
Koppers, Inc., 7.875%, 12/1/2019		365,000	392,375
Kraton Polymers LLC, 6.75%, 3/1/2019		220,000	228,800
Longview Fibre Paper & Packaging, Inc., 144A, 8.0%, 6/1/2016 (b)		360,000	363,600
LyondellBasell Industries NV:
144A, 5.0%, 4/15/2019		350,000	361,375
144A, 6.0%, 11/15/2021		110,000	118,800
Momentive Performance Materials, Inc., 9.5%, 1/15/2021	EUR	390,000	410,413
Novelis, Inc.:
8.375%, 12/15/2017		930,000	1,004,400
8.75%, 12/15/2020		545,000	600,862
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	130,000	183,266
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		418,000	472,340
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		555,000	589,687
Polymer Group, Inc., 7.75%, 2/1/2019		315,000	336,262
Quadra FNX Mining Ltd., 144A, 7.75%, 6/15/2019		675,000	757,687
Rain CII Carbon LLC, 144A, 8.0%, 12/1/2018		285,000	298,538
Sealed Air Corp.:
144A, 8.125%, 9/15/2019		175,000	195,563
144A, 8.375%, 9/15/2021		175,000	198,625
Solo Cup Co., 10.5%, 11/1/2013		965,000	979,475
Southern Copper Corp., 6.75%, 4/16/2040		850,000	938,455
United States Steel Corp., 7.375%, 4/1/2020 (b)		445,000	455,012
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		805,000	847,262
Volcan Cia Minera SAA, 144A, 5.375%, 2/2/2022		2,700,000	2,803,950
Vulcan Materials Co., 6.5%, 12/1/2016 (b)		630,000	667,800
Wolverine Tube, Inc., 6.0%, 6/28/2014		67,063	62,945
			34,806,617
Telecommunication Services 5.1%
CC Holdings GS V, LLC, 144A, 7.75%, 5/1/2017		1,555,000	1,694,950
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		575,000	595,125
8.375%, 10/15/2020		1,030,000	1,030,000
8.75%, 3/15/2018		735,000	689,062
CPI International, Inc., 8.0%, 2/15/2018		270,000	237,938
Cricket Communications, Inc.:
7.75%, 10/15/2020		1,840,000	1,725,000
10.0%, 7/15/2015		430,000	448,275
Crown Castle International Corp., 9.0%, 1/15/2015		565,000	624,325
Digicel Group Ltd., 144A, 10.5%, 4/15/2018		480,000	526,176
Digicel Ltd.:
144A, 7.0%, 2/15/2020		200,000	201,500
144A, 8.25%, 9/1/2017		1,525,000	1,589,812
ERC Ireland Preferred Equity Ltd., 144A, 8.057%**, 2/15/2017 (PIK)*	EUR	297,097	118
Frontier Communications Corp.:
7.875%, 4/15/2015		60,000	65,100
8.25%, 4/15/2017 (b)		375,000	404,062
8.5%, 4/15/2020		500,000	520,000
8.75%, 4/15/2022		65,000	68,250
Intelsat Jackson Holdings SA:
7.25%, 10/15/2020		695,000	726,275
7.5%, 4/1/2021		905,000	950,250
8.5%, 11/1/2019		620,000	683,550
Intelsat Luxembourg SA:
11.25%, 2/4/2017		1,375,000	1,426,562
11.5%, 2/4/2017 (PIK)		1,804,687	1,881,386
iPCS, Inc., 2.672%**, 5/1/2013		110,000	106,700
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		390,000	375,375
7.875%, 9/1/2018 (b)		445,000	456,125
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015		125,000	121,250
Pacnet Ltd., 144A, 9.25%, 11/9/2015		230,000	216,775
Qwest Communications International, Inc.:
7.125%, 4/1/2018		295,000	314,913
8.0%, 10/1/2015		655,000	697,575
SBA Telecommunications, Inc.:
8.0%, 8/15/2016		123,000	131,764
8.25%, 8/15/2019		75,000	82,688
Sprint Nextel Corp.:
6.0%, 12/1/2016		610,000	553,575
144A, 7.0%, 3/1/2020		230,000	234,600
8.375%, 8/15/2017		320,000	308,000
144A, 9.0%, 11/15/2018		1,075,000	1,183,844
144A, 9.125%, 3/1/2017		320,000	317,600
Syniverse Holdings, Inc., 9.125%, 1/15/2019		140,000	155,225
Telesat Canada, 144A, 6.0%, 5/15/2017 (c)		280,000	280,000
West Corp.:
7.875%, 1/15/2019		290,000	309,213
8.625%, 10/1/2018 (b)		75,000	82,313
Windstream Corp.:
7.0%, 3/15/2019		255,000	260,100
7.5%, 4/1/2023		345,000	357,937
7.75%, 10/15/2020		190,000	203,300
7.875%, 11/1/2017		1,255,000	1,386,506
8.125%, 9/1/2018		435,000	467,625
			24,690,719
Utilities 2.7%
Abu Dhabi National Energy Co., 144A, 5.875%, 12/13/2021		800,000	861,000
AES Corp., 8.0%, 6/1/2020		930,000	1,069,500
Calpine Corp.:
144A, 7.5%, 2/15/2021		485,000	518,950
144A, 7.875%, 7/31/2020		340,000	370,600
Centrais Eletricas Brasileiras SA, 144A, 5.75%, 10/27/2021		800,000	870,000
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		1,195,000	633,350
IPALCO Enterprises, Inc.:
5.0%, 5/1/2018		855,000	850,725
144A, 7.25%, 4/1/2016		205,000	223,450
Korea Gas Corp., 144A, 6.25%, 1/20/2042		1,800,000	2,066,175
Majapahit Holding BV, 144A, 8.0%, 8/7/2019		1,710,000	2,043,450
NRG Energy, Inc.:
7.375%, 1/15/2017 (b)		1,795,000	1,864,556
7.625%, 1/15/2018		215,000	217,688
8.25%, 9/1/2020		225,000	225,563
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015		295,000	59,000
The Toledo Edison Co., 7.25%, 5/1/2020		1,040,000	1,321,149
			13,195,156
Total Corporate Bonds (Cost $277,115,631)			287,482,825

Asset-Backed 1.0%
Home Equity Loans 0.4%
CIT Group Home Equity Loan Trust, "AF6", Series 2002-1, 6.2%, 2/25/2030		385,050	383,956
Citifinancial Mortgage Securities, Inc., "AFS", Series 2003-4, 5.326%, 10/25/2033		1,200,000	1,210,809
Countrywide Home Equity Loan Trust, "2A", Series 2006-I, 0.38%**, 1/15/2037		719,662	555,260
			2,150,025
Miscellaneous 0.6%
Arch Bay Asset-Backed Securities, "M", Series 2010-2, 144A, 5.0%, 4/25/2057		2,778,857	2,754,486
Total Asset-Backed (Cost $4,741,302)			4,904,511

Commercial Mortgage-Backed Securities 3.3%
Banc of America Large Loan, Inc., "HLTN", Series 2010-HLTN, 144A, 1.991%**, 11/15/2015		3,203,603	3,005,652
CS First Boston Mortgage Securities Corp., "H", Series 2002-CKP1, 144A, 7.655%**, 12/15/2035		1,710,000	1,708,554
Greenwich Capital Commercial Funding Corp., "AM", Series 2007-GG11, 5.867%, 12/10/2049		1,710,000	1,624,893
JPMorgan Chase Commercial Mortgage Securities Corp., "A4", Series 2006-LDP7, 6.065%**, 4/15/2045		860,000	984,370
LB-UBS Commercial Mortgage Trust:
"A3", Series 2006-C7, 5.347%, 11/15/2038		2,560,000	2,883,297
"E", Series 2005-C2, 5.527%**, 4/15/2040		1,700,000	607,606
Merrill Lynch Mortgage Trust, "AM", Series 2006-C2, 5.782%, 8/12/2043		4,000,000	4,147,724
Wachovia Bank Commercial Mortgage Trust, "A4", Series 2005-C22, 5.443%**, 12/15/2044		860,000	960,527
Total Commercial Mortgage-Backed Securities (Cost $16,258,520)			15,922,623

Collateralized Mortgage Obligations 4.3%
Banc of America Mortgage Securities, "2A2", Series 2004-A, 2.998%**, 2/25/2034		705,085	630,746
Bear Stearns Adjustable Rate Mortgage Trust, "2A1", Series 2005-11, 3.242%**, 12/25/2035		2,117,990	2,017,846
Countrywide Alternative Loan Trust, "1A4", Series 2006-43CB, 6.0%, 2/25/2037		444,052	311,592
Countrywide Home Loans:
"A16", Series 2005-21, 5.0%, 10/25/2035		621,982	622,128
"2A5", Series 2004-13, 5.75%, 8/25/2034		1,362,466	1,253,411
Federal Home Loan Mortgage Corp.:
"AI", Series 4016, Interest Only, 3.0%, 9/15/2025		5,954,418	610,861
"JI", Series 3558, Interest Only, 4.5%, 12/15/2023		1,404,264	80,220
"A", Series 172, Interest Only, 6.5%, 1/1/2024		1,114,933	174,987
Federal National Mortgage Association:
"BI", Series 2010-13, Interest Only, 5.0%, 12/25/2038		1,785,635	211,210
"HS", Series 2009-87, Interest Only, 5.911%***, 11/25/2039		8,207,245	1,163,481
"JS", Series 2004-59, Interest Only, 6.861%***, 4/25/2023		3,258,064	138,066
Government National Mortgage Association:
"XA", Series 2009-118, 5.0%, 12/20/2039		639,252	641,285
"ID", Series 2003-79, Interest Only, 5.5%, 12/20/2031		720,115	21,446
JPMorgan Mortgage Trust, "2A1", Series 2006-A2, 5.457%**, 4/25/2036		2,536,334	2,014,235
MASTR Asset Securitization Trust, "1A1", Series 2005-2, 5.25%, 11/25/2035		425,615	425,051
Merrill Lynch Mortgage Investors Trust:
"2A1A", Series 2005-A9, 2.619%**, 12/25/2035		57,548	57,247
"2A", Series 2003-A6, 2.78%**, 10/25/2033		1,128,821	1,035,551
MLCC Mortgage Investors, Inc., "1A", Series 2005-2, 1.996%**, 10/25/2035		1,671,926	1,523,648
Morgan Stanley Mortgage Loan Trust, "5A5", Series 2005-4, 5.5%, 8/25/2035		621,960	621,690
Vericrest Opportunity Loan Transferee:
"A2", Series 2012-NL1A, 144A, 8.112%, 3/25/2049		1,000,000	1,000,000
"A2", Series 2011-NL1A, 144A, 9.077%, 12/26/2050		1,700,000	1,715,072
Washington Mutual Mortgage Pass-Through Certificates Trust, "1A1", Series 2005-AR12, 2.459%**, 10/25/2035		396,686	374,564
Wells Fargo Mortgage-Backed Securities Trust:
"2A16", Series 2005-AR10, 2.655%**, 6/25/2035		1,683,562	1,596,574
"2A3",Series 2004-EE, 2.697%**, 12/25/2034		1,064,242	1,010,404
"A3", Series 2005-4, 5.0%, 4/25/2035		161,165	161,314
"B1", Series 2004-1, 5.5%, 2/25/2034		1,396,161	1,372,763
Total Collateralized Mortgage Obligations (Cost $20,394,766)			20,785,392

Government & Agency Obligations 16.8%
Other Government Related (d) 0.8%
Citibank NA, FDIC Guaranteed, 0.557%**, 5/7/2012		750,000	750,043
JPMorgan Chase & Co., Series 3, FDIC Guaranteed, 0.724%**, 12/26/2012		1,158,000	1,162,300
Penerbangan Malaysia Bhd., 144A, 5.625%, 3/15/2016		1,800,000	2,019,382
			3,931,725
Sovereign Bonds 7.5%
Dominican Republic, 144A, 7.5%, 5/6/2021		400,000	421,400
Federative Republic of Brazil, 12.5%, 1/5/2016	BRL	1,155,000	727,120
Government of Canada, 0.75%, 5/1/2014	CAD	8,000,000	8,002,834
Republic of Argentina:
7.0%, 10/3/2015		900,000	809,600
Series 1, 8.75%, 6/2/2017		900,000	830,700
Republic of Argentina-Inflation Linked Bond, 5.83%, 12/31/2033	ARS	462	106
Republic of Belarus, REG S, 8.75%, 8/3/2015		855,000	807,975
Republic of Colombia:
4.375%, 7/12/2021		400,000	442,000
6.125%, 1/18/2041		1,800,000	2,273,400
Republic of Croatia, 144A, 6.25%, 4/27/2017		2,600,000	2,630,836
Republic of Hungary, 6.375%, 3/29/2021 (b)		650,000	624,000
Republic of Indonesia, 144A, 5.25%, 1/17/2042 (b)		2,000,000	2,047,500
Republic of Latvia, 144A, 5.25%, 2/22/2017		300,000	308,250
Republic of Lithuania, 144A, 6.125%, 3/9/2021		1,300,000	1,410,500
Republic of Peru, 5.625%, 11/18/2050		900,000	1,041,750
Republic of Poland, 5.0%, 3/23/2022		1,000,000	1,070,000
Republic of South Africa, 4.665%, 1/17/2024		1,000,000	1,047,500
Republic of Turkey, 6.25%, 9/26/2022		1,300,000	1,439,750
Republic of Uruguay, 7.625%, 3/21/2036		605,000	849,723
Republic of Venezuela, 7.65%, 4/21/2025		3,420,000	2,650,500
Russian Federation:
144A, 3.25%, 4/4/2017		800,000	811,000
144A, 5.625%, 4/4/2042 (b)		800,000	846,960
REG S, 7.5%, 3/31/2030		1,283,677	1,538,808
United Mexican States:
3.625%, 3/15/2022		1,800,000	1,879,200
Series M, 6.5%, 6/10/2021	MXN	25,000,000	1,966,715
			36,478,127
U.S. Treasury Obligations 8.5%
U.S. Treasury Bills:
0.03%****, 6/28/2012 (e)		87,000	86,990
0.13%****, 9/6/2012 (e)		4,168,000	4,166,224
U.S. Treasury Notes:
0.75%, 6/15/2014		5,000,000	5,048,830
0.875%, 12/31/2016		3,000,000	3,017,814
1.5%, 7/31/2016		20,050,000	20,751,750
2.0%, 11/15/2021		6,590,700	6,662,789
2.0%, 2/15/2022		450,000	453,375
2.125%, 8/15/2021		1,245,000	1,276,903
			41,464,675
Total Government & Agency Obligations (Cost $79,943,895)			81,874,527

Loan Participations and Assignments 3.5%
Senior Loans** 1.5%
Buffets, Inc., Letter of Credit, First Lien, 13.5%, 4/22/2015		48,925	23,484
Charter Communications Operating LLC, Term Loan C, 3.72%, 9/6/2016		912,866	914,363
Clear Channel Communication, Inc., Term Loan B, 3.889%, 1/28/2016		299,668	242,398
Cumulus Media Holdings, Inc., Second Lien Term Loan, 7.5%, 9/16/2019		345,000	351,900
Dunkin' Brands, Inc., New Term Loan B2, 4.0%, 11/23/2017		410,586	411,849
Kabel Deutschland GmbH, Term Loan F, 4.25%, 2/1/2019		2,475,000	2,479,802
Tomkins LLC, New Term Loan B, 4.25%, 9/29/2016		2,738,856	2,752,550
Tribune Co., Term Loan B, LIBOR plus 3.0%, 6/4/2014*		365,375	253,422
			7,429,768
Sovereign Loans 2.0%
Bank of Moscow, 144A, 6.699%, 3/11/2015		1,250,000	1,296,875
Gazprom OAO, 144A, 4.95%, 5/23/2016		2,800,000	2,919,252
OAO Novatek, 144A, 5.326%, 2/3/2016		800,000	833,536
Russian Railways, 5.739%, 4/3/2017		855,000	913,774
Sberbank of Russia, 144A, 6.125%, 2/7/2022		300,000	309,450
Vimpel Communications, 144A, 7.748%, 2/2/2021		800,000	796,200
Vnesheconombank, 144A, 5.375%, 2/13/2017		1,800,000	1,876,500
VTB Bank OJSC, 144A, 6.0%, 4/12/2017		800,000	814,400
			9,759,987
Total Loan Participations and Assignments (Cost $16,948,349)			17,189,755

Municipal Bonds and Notes 1.1%
Chicago, IL, O'Hare International Airport Revenue, Series B, 6.0%, 1/1/2041 (f)		855,000	995,177
Massachusetts, State School Building Authority, Sales Tax Revenue, Qualified School Construction Bond, Series A, 4.885%, 7/15/2028 (f)		1,700,000	1,945,174
Orlando & Orange County, FL, Expressway Authority Revenue, Series C, 5.0%, 7/1/2040		855,000	924,246
Port Authority of New York & New Jersey, 4.926%, 10/1/2051 (f)		1,510,000	1,684,028
Total Municipal Bonds and Notes (Cost $4,934,407)			5,548,625

Convertible Bonds 0.2%
Consumer Discretionary
Group 1 Automotive, Inc., 144A, 3.0%, 3/15/2020		350,000	582,312
Sonic Automotive, Inc., 5.0%, 10/1/2029		155,000	225,719
Total Convertible Bonds (Cost $505,387)			808,031

Preferred Securities 0.3%
Financials 0.2%
USB Capital XIII Trust, 6.625%, 12/15/2039		855,000	871,869
Materials 0.1%
Hercules, Inc., 6.5%, 6/30/2029		530,000	416,050
Total Preferred Securities (Cost $1,202,463)			1,287,919

	Units	Value ($)

Other Investments 0.0%
Consumer Discretionary 0.0%
AOT Bedding Super Holdings LLC*	14	13,106
Financials 0.0%
Ashton Woods "B"*	0.09	66,825
Total Other Investments (Cost $28,947)		79,931

	Shares	Value ($)

Common Stocks 0.0%
Consumer Discretionary 0.0%
Buffets Restaurants Holdings, Inc.*	8,766	4,383
Postmedia Network Canada Corp.*	4,746	7,207
Trump Entertainment Resorts, Inc.*	23	0
Vertis Holdings, Inc.*	226	124
		11,714
Industrials 0.0%
Congoleum Corp.*	9,600	0
Quad Graphics, Inc.	24	322
		322
Materials 0.0%
GEO Specialty Chemicals, Inc.*	10,608	0
GEO Specialty Chemicals, Inc. 144A*	966	0
Wolverine Tube, Inc.*	2,973	72,809
		72,809
Total Common Stocks (Cost $247,660)		84,845

Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*	574	98
Materials 0.0%
Hercules Trust II, Expiration Date 3/31/2029*	315	2,729
Total Warrants (Cost $70,220)		2,827
Exchange-Traded Fund 0.7%
SPDR Barclays Capital Convertible Securities (Cost $3,762,626)	94,746	3,687,514

Open-End Investment Company 2.2%
DWS Floating Rate Fund "Institutional" (g) (Cost $9,369,097)	1,128,472	10,528,644

	Contracts	Value ($)

Call Options Purchased 0.3%
Options on Exchange-Traded Futures Contracts
10 Year U.S. Treasury Note Future, Expiration Date 5/25/2012, Strike Price $132.0	40	31,875
10 Year U.S. Treasury Note Future, Expiration Date 5/25/2012, Strike Price $135.0	60	1,875
		33,750

	Contract Amount	Value ($)

Options on Interest Rate Swap Contracts
Fixed Rate — 3.635% - Floating — LIBOR, Swap Expiration Date 4/27/2026, Option Expiration Date 4/27/2016	8,900,000	439,660
Fixed Rate — 3.72% - Floating — LIBOR, Swap Expiration Date 4/27/2026, Option Expiration Date 4/20/2016	8,900,000	390,638
Fixed Rate — 4.19% - Floating — LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017	9,400,000	376,655
Fixed Rate — 4.32% - Floating — LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017	9,100,000	338,264
		1,545,217
Total Call Options Purchased (Cost $1,720,893)		1,578,967

Put Options Purchased 0.1%
Options on Interest Rate Swap Contracts
Fixed Rate — 2.19% - Floating — LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017	9,400,000	253,502
Fixed Rate — 2.32% - Floating — LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017	9,100,000	276,888
Total Put Options Purchased (Cost $628,823)		530,390

	Shares	Value ($)

Securities Lending Collateral 5.7%
Daily Assets Fund Institutional, 0.24% (h) (i) (Cost $27,737,072)	27,737,072	27,737,072
Cash Equivalents 6.5%
Central Cash Management Fund, 0.12% (h) (Cost $31,597,875)	31,597,875	31,597,875

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $497,207,933)+	104.9	511,632,273
Other Assets and Liabilities, Net (b)	(4.9)	(24,069,008)
Net Assets	100.0	487,563,265

The following table represents bonds and senior loans that are in default:
Security	Coupon	Maturity Date	Principal Amount ($)	Acquisition Cost ($)	Value ($)
Fontainebleau Las Vegas Holdings LLC*	11.0%	6/15/2015	270,000	272,475	169
Hellas Telecommunications Finance SCA*	8.985%	7/15/2015	218,377	62,954	173
Tribune Co.*	LIBOR plus 3.0%	6/4/2014	365,375	365,147	253,422
				700,576	253,764

* Non-income producing security.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2012.

*** These securities are shown at their current rate as of April 30, 2012.

****Annualized yield at time of purchase; not a coupon rate.

+ The cost for federal income tax purposes was $498,315,681. At April 30, 2012, net unrealized appreciation for all securities based on tax cost was $13,316,592. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $19,962,738 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $6,646,146.

(a) Principal amount stated in U.S. dollars unless otherwise noted.

(b) All or a portion of these securities were on loan amounting to $25,527,756. In addition, included in other assets and liabilities, net is a pending sale, amounting to $1,208,214, that is also on loan (see Notes to Financial Statements). The value of all securities loaned at April 30, 2012 amounted to $26,735,970, which is 5.5% of net assets.

(c) When-issued security.

(d) Government-backed debt issued by financial companies or government sponsored enterprises.

(e) At April 30, 2012, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(f) Taxable issue.

(g) Affiliated fund managed by Deutsche Investment Management Americas Inc.

(h) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(i) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FDIC: Federal Deposit Insurance Corp.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LIBOR: London Interbank Offered Rate

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

SPDR: Standard & Poor's Depositary Receipt

Included in the portfolio are investments in mortgage- or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments.

At April 30, 2012, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
10 Year Australian Treasury Bond	AUD	6/15/2012	77	9,613,155	193,175
10 Year Canadian Government Bond	CAD	6/20/2012	100	13,367,414	15,772
10 Year Japanese Government Bond	JPY	6/11/2012	1	1,792,585	7,500
10 Year U.S. Treasury Note	USD	6/20/2012	71	9,391,969	186,565
Federal Republic of Germany Euro-Schatz	EUR	6/7/2012	233	34,111,493	88,842
Ultra Long U.S. Treasury Bond	USD	6/20/2012	10	1,578,125	4,666
United Kingdom Long Gilt Bond	GBP	6/27/2012	200	37,524,688	238,193
Total unrealized appreciation					734,713

At April 30, 2012, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year Canadian Government Bond	CAD	6/20/2012	95	12,699,043	(44,291)
10 Year U.S. Treasury Note	USD	6/20/2012	222	29,366,438	(281,676)
2 Year U.S. Treasury Note	USD	6/29/2012	54	11,909,531	(7,229)
Federal Republic of Germany Euro-Bund	EUR	6/7/2012	18	3,361,696	(67,663)
United Kingdom Long Gilt Bond	GBP	6/27/2012	30	5,628,703	17,577
Total net unrealized depreciation					(383,282)

At April 30, 2012, open written options contracts were as follows:
Options on Exchange-Traded Futures Contracts
	Contracts	Expiration Date	Strike Price ($)	Premiums Received ($)	Value ($) (j)
Call Options 10 Year U.S. Treasury Note	40	5/25/2012	133.5	3,037	(7,500)

(j) Unrealized depreciation on written options on exchange-traded futures contracts at April 30, 2012 was $4,463.

Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount	Option Expiration Date	Premiums Received ($)	Value ($) (k)
Call Options Fixed — 3.19% - Floating — LIBOR	2/3/2017 2/3/2027	4,700,000	2/1/2017	338,400	(332,026)
Fixed — 3.32% - Floating — LIBOR	2/3/2017 2/3/2027	4,550,000	2/1/2017	329,102	(299,201)
Fixed — 4.135% - Floating — LIBOR	4/27/2016 4/27/2026	8,900,000	4/25/2016	329,300	(301,775)
Fixed — 4.22% - Floating — LIBOR	4/22/2016 4/22/2026	8,900,000	4/20/2016	317,285	(284,865)
Total Call Options				1,314,087	(1,217,867)
Put Options Fixed — 1.9% - Floating — LIBOR	4/24/2013 4/24/2023	8,900,000	4/22/2013	121,930	(119,929)
Fixed — 2.09% - Floating — LIBOR	4/25/2013 4/25/2043	8,900,000	4/23/2013	167,320	(119,395)
Fixed — 3.19% - Floating — LIBOR	2/3/2017 2/3/2027	4,700,000	2/3/2027	338,400	(285,829)
Fixed — 3.32% - Floating — LIBOR	2/3/2017 2/3/2027	4,550,000	2/1/2017	329,102	(302,461)
Total Put Options				956,752	(827,614)
Total Written Options				2,270,839	(2,045,481)

(k) Unrealized appreciation on written options on interest rate swap contracts at April 30, 2012 was $225,358.

At April 30, 2012, open credit default swap contracts sold were as follows:
Effective/ Expiration Date	Notional Amount ($) (l)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (m)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
9/21/2009 12/20/2014	1,710,000	1	1.0%	Berkshire Hathaway Finance Corp., 4.625%, 10/15/2013, AA+	6,438	(43,280)	49,718
12/20/2011 3/20/2017	390,000	2	5.0%	CIT Group, Inc., 5.25%, 2/15/2019, BB-	23,134	16,070	7,064
6/21/2010 9/20/2013	400,000	3	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB+	24,681	4,903	19,778
6/21/2010 9/20/2015	560,000	4	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB+	59,390	(9,983)	69,373
12/20/2010 3/20/2016	1,710,000	5	1.0%	Freeport McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017, BBB	(19,563)	(617)	(18,946)
3/21/2011 6/20/2016	740,000	1	5.0%	HCA, Inc., 6.375%, 1/15/2015, B-	25,771	22,925	2,846
Total net unrealized appreciation							129,833

(l) The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

(m) The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings.

At April 30, 2012, open interest rate swap contracts were as follows:
Effective/ Expiration Dates	Notional Amount ($)		Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
10/1/2012 10/1/2021	12,000,000	6	Fixed — 2.375%	Floating — LIBOR	(340,388)	3,228	(343,616)
4/13/2012 4/13/2016	8,500,000	7	Floating — LIBOR	Fixed — 1.22%	123,724	—	123,724
10/1/2012 10/1/2042	7,500,000	6	Floating — LIBOR	Fixed — 2.96%	143,731	—	143,731
11/15/2010 11/15/2025	1,630,000	8	Floating — LIBOR	Floating — 4.502%++	139,353	—	139,353
Total net unrealized appreciation							63,192

++ These interest rate swaps are shown at their current rate as of April 30, 2012.

At April 30, 2012, open total return swap contracts were as follows:
Effective/ Expiration Dates	Notional Amount ($)		Fixed Cash Flows Paid	Reference Entity	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)
6/9/2010 6/1/2012	15,500,000	3	0.45%	Citi Global Interest Rate Strategy Index	(85,974)	—	(85,974)

Counterparties:

1 JPMorgan Chase Securities, Inc.

2 Credit Suisse

3 Citibank, Inc.

4 Bank of America

5 Morgan Stanley

6 The Goldman Sachs & Co.

7 BNP Paribas

8 Barclays Bank PLC

As of April 30, 2012, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	11,851,847	GBP	7,400,000	5/3/2012	157,352	Nomura International PLC
USD	11,998,476	JPY	970,000,000	5/11/2012	152,039	Nomura International PLC
JPY	320,000,000	USD	4,087,639	5/17/2012	79,003	Nomura International PLC
USD	3,991,672	JPY	320,000,000	5/17/2012	16,964	Nomura International PLC
USD	11,827,215	EUR	9,000,000	5/21/2012	87,096	BNP Paribas
USD	2,841,024	CAD	2,820,000	5/23/2012	10,597	UBS AG
USD	1,749,584	NZD	2,150,000	5/23/2012	5,367	UBS AG
USD	1,246,366	JPY	101,170,000	5/23/2012	21,488	UBS AG
USD	3,080,663	AUD	2,990,000	5/23/2012	24,973	UBS AG
USD	2,155,196	CHF	1,960,000	5/23/2012	3,617	UBS AG
USD	4,083,445	GBP	2,530,000	5/23/2012	21,200	UBS AG
CAD	4,700,000	USD	4,763,155	5/29/2012	8,371	Morgan Stanley
AUD	9,300,000	USD	9,659,175	5/29/2012	1,858	Morgan Stanley
USD	9,543,576	AUD	9,300,000	5/29/2012	113,741	BNP Paribas
Total unrealized appreciation					703,666

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
GBP	7,400,000	USD	11,822,906	5/3/2012	(186,293)	UBS AG
JPY	970,000,000	USD	11,825,461	5/11/2012	(325,054)	Bank of America
USD	73,046	SEK	490,000	5/23/2012	(277)	UBS AG
USD	4,290,589	NOK	24,590,000	5/23/2012	(2,078)	UBS AG
JPY	21,360,000	USD	261,496	5/23/2012	(6,186)	UBS AG
GBP	2,710,000	USD	4,363,642	5/23/2012	(33,034)	UBS AG
CHF	330,000	USD	362,355	5/23/2012	(1,118)	UBS AG
NZD	3,450,000	USD	2,798,295	5/23/2012	(17,790)	UBS AG
EUR	5,230,000	USD	6,902,264	5/23/2012	(16,505)	UBS AG
SEK	29,770,000	USD	4,413,722	5/23/2012	(7,394)	UBS AG
CAD	1,750,000	USD	1,769,455	5/23/2012	(168)	UBS AG
EUR	2,828,300	USD	3,717,523	5/25/2012	(26,676)	JPMorgan Chase Securities, Inc.
USD	4,774,914	CAD	4,700,000	5/29/2012	(20,130)	BNP Paribas
AUD	3,605,000	USD	3,675,658	7/11/2012	(52,643)	Morgan Stanley
EUR	4,150,000	USD	5,431,765	7/11/2012	(63,686)	UBS AG
CHF	10,688,651	EUR	8,900,000	7/16/2012	(1,863)	Bank of America
JPY	385,000,000	USD	4,818,734	8/2/2012	(7,913)	Nomura International PLC
Total unrealized depreciation					(768,808)

Currency Abbreviations
ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
EUR Euro
GBP British Pound
JPY Japanese Yen
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
SEK Swedish Krona
USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts, interest rate swap contracts, credit default swap contracts, total return swap contracts, options contracts and forward foreign currency exchange contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2012 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Fixed Income (n)
Corporate Bonds	$—	$286,452,440	$1,030,385	$287,482,825
Asset-Backed	—	4,904,511	—	4,904,511
Commercial Mortgage- Backed Securities	—	15,922,623	—	15,922,623
Collateralized Mortgage Obligations	—	19,785,392	1,000,000	20,785,392
Government & Agency Obligations	—	81,874,527	—	81,874,527
Loan Participations and Assignments	—	17,189,755	—	17,189,755
Municipal Bonds and Notes	—	5,548,625	—	5,548,625
Convertible Bonds	—	808,031	—	808,031
Preferred Securities	—	1,287,919	—	1,287,919
Other Investments	—	—	79,931	79,931
Common Stocks (n)	7,529	4,383	72,933	84,845
Warrants (n)	—	—	2,827	2,827
Exchange-Traded Fund	3,687,514	—	—	3,687,514
Open-End Investment Company	10,528,644	—	—	10,528,644
Short-Term Investments (n)	59,334,947	—	—	59,334,947
Derivatives (o)	786,040	3,334,860	—	4,120,900
Total	$74,344,674	$437,113,066	$2,186,076	$513,643,816
Liabilities
Derivatives (o)	$(408,359)	$(3,262,825)	$—	$(3,671,184)
Total	$(408,359)	$(3,262,825)	$—	$(3,671,184)

During the period ended April 30, 2012, the amount of transfers between Level 1 and Level 2 fair value measurements was $21,915. An investment was transferred from Level 1 to Level 2 because of a lack of quoted prices due to a decrease in market activity. The investment is currently fair valued using observable market inputs.

Transfers between price levels are recognized at the beginning of the reporting period.

(n) See Investment Portfolio for additional detailed categorizations.

(o) Derivatives include value of options purchased, unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts, total return swap contracts, forward foreign currency exchange contracts and written options, at value.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:
	Corporate Bonds	Collateralized Mortgage Obligations	Other Investments
Balance as of October 31, 2011	$1,019,140	$—	$14,000
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	(1,809)	0	65,931
Amortization premium/discount	3,863	—	—
Purchases	9,191	1,000,000	—
Sales	—	—	—
Transfers into Level 3	—	—	—
Transfers (out) of Level 3	—	—	—
Balance as of April 30, 2012	$1,030,385	$1,000,000	$79,931
Net change in unrealized appreciation (depreciation) from investments still held at April 30, 2012	$(1,809)	$0	$65,931

	Common Stocks	Warrants	Total
Balance as of October 31, 2011	$88,592	$1,433	$1,123,165
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	(15,659)	1,394	49,857
Amortization premium/discount	—	—	3,863
Purchases	—	—	1,009,191
Sales	—	—	—
Transfers into Level 3	—	—	—
Transfers (out) of Level 3	—	—	—
Balance as of April 30, 2012	$72,933	$2,827	$2,186,076
Net change in unrealized appreciation (depreciation) from investments still held at April 30, 2012	$(15,659)	$1,394	$49,857

Transfers between price levels are recognized at the beginning of the reporting period.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of April 30, 2012 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $428,503,889) — including $25,527,756 of securities loaned	$441,768,682
Investment in Daily Assets Fund Institutional (cost $27,737,072)*	27,737,072
Investment in DWS Floating Rate Fund (cost $9,369,097)	10,528,644
Investment in Central Cash Management Fund (cost $31,597,875)	31,597,875
Total investments in securities, at value (cost $497,207,933)	511,632,273
Cash	1,398,092
Foreign currency, at value (cost $342,905)	342,530
Deposit with broker for futures contracts	654,340
Cash held as collateral for forward foreign currency exchange contracts	2,000,000
Receivable for investments sold	5,938,105
Receivable for Fund shares sold	1,972,100
Interest receivable	6,208,122
Receivable for variation margin on futures contracts	601,751
Unrealized appreciation on swap contracts	555,587
Unrealized appreciation on forward foreign currency exchange contracts	703,666
Upfront payments paid on swap contracts	47,126
Foreign taxes recoverable	21,001
Other assets	56,123
Total assets	532,130,816
Liabilities
Payable upon return of securities loaned	27,737,072
Payable for investments purchased	11,602,783
Payable for Fund shares redeemed	1,280,431
Options written, at value (premium received $2,273,876)	2,052,981
Unrealized depreciation on swap contracts	448,536
Unrealized depreciation on forward foreign currency exchange contracts	768,808
Upfront payments received on swap contracts	53,880
Accrued management fee	177,155
Accrued Trustee's fee	5,563
Other accrued expenses and payables	440,342
Total liabilities	44,567,551
Net assets, at value	$487,563,265

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2012 (Unaudited) (continued)
Net Assets Consist of
Undistributed net investment income	$2,913,909
Net unrealized appreciation (depreciation) on: Investments	14,424,340
Swap contracts	107,051
Futures	351,431
Foreign currency	(68,516)
Written options	220,895
Accumulated net realized gain (loss)	(10,710,595)
Paid-in capital	480,324,750
Net assets, at value	$487,563,265
Net Asset Value
Class A Net Asset Value and redemption price per share ($374,403,797 ÷ 76,079,271 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$4.92
Maximum offering price per share (100 ÷ 97.25 of $4.92)	$5.06
Class B Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($4,776,907 ÷ 969,713 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$4.93
Class C Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($52,788,350 ÷ 10,649,838 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$4.96
Class S Net Asset Value, offering and redemption price per share ($55,594,211 ÷ 11,284,562 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$4.93

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended April 30, 2012 (Unaudited)
Investment Income
Income: Interest (net of foreign taxes withheld of $28,511)	$12,593,498
Dividends	37,152
Dividends — DWS Floating Rate Fund	261,746
Income distributions — Central Cash Management Fund	13,322
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	35,498
Total income	12,941,216
Expenses: Management fee	1,043,709
Administration fee	223,648
Services to shareholders	306,781
Distribution and service fees	676,428
Custodian fee	30,896
Professional fees	53,050
Reports to shareholders	40,528
Registration fees	32,981
Trustees' fees and expenses	11,205
Other	57,411
Total expenses before expense reductions	2,476,637
Expense reductions	(33,346)
Total expenses after expense reductions	2,443,291
Net investment income	10,497,925
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	880,355
Swap contracts	468,463
Futures	4,809,510
Written options	45,904
Foreign currency	2,381,633
8,585,865
Change in net unrealized appreciation (depreciation) on: Investments	10,904,129
Swap contracts	(133,829)
Futures	(13,272)
Written options	220,895
Foreign currency	483,283
11,461,206
Net gain (loss)	20,047,071
Net increase (decrease) in net assets resulting from operations	$30,544,996

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
Operations: Net investment income	$10,497,925	$23,043,010
Net realized gain (loss)	8,585,865	336,582
Change in net unrealized appreciation (depreciation)	11,461,206	(14,054,781)
Net increase (decrease) in net assets resulting from operations	30,544,996	9,324,811
Distributions to shareholders from: Net investment income: Class A	(8,953,402)	(18,779,593)
Class B	(101,362)	(264,438)
Class C	(983,054)	(1,903,422)
Class S	(1,023,834)	(1,765,390)
Total distributions	(11,061,652)	(22,712,843)
Fund share transactions: Proceeds from shares sold	94,685,167	90,913,998
Reinvestment of distributions	9,649,891	19,498,916
Payments for shares redeemed	(61,655,245)	(122,393,917)
Net increase (decrease) in net assets from Fund share transactions	42,679,813	(11,981,003)
Increase (decrease) in net assets	62,163,157	(25,369,035)
Net assets at beginning of period	425,400,108	450,769,143
Net assets at end of period (including undistributed net investment income of $2,913,909 and $3,477,636, respectively)	$487,563,265	$425,400,108

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended October 31,
Class A	Six Months Ended 4/30/12 (Unaudited)		2011	2010	2009	2008	2007
Selected Per Share Data
Net asset value, beginning of period	$4.71		$4.85	$4.57	$3.80	$4.70	$4.68
Income (loss) from investment operations: Net investment incomea	.11		.25	.26	.22	.22	.25
Net realized and unrealized gain (loss)	.22		(.14)	.29	.78	(.85)	.07
Total from investment operations	.33		.11	.55	1.00	(.63)	.32
Less distributions from: Net investment income	(.12)		(.25)	(.26)	(.23)	(.20)	(.28)
Net realized gains	—		—	(.01)	—	—	(.02)
Return of capital	—		—	—	—	(.07)	—
Total distributions	(.12)		(.25)	(.27)	(.23)	(.27)	(.30)
Net asset value, end of period	$4.92		$4.71	$4.85	$4.57	$3.80	$4.70
Total Return (%)b,c	7.09	**	2.15	12.50	27.28	(14.22)	7.01
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	374		347	368	340	280	345
Ratio of expenses before expense reductions (%)	1.04	*	1.06	1.06	1.08	1.12	1.08
Ratio of expenses after expense reductions (%)	1.02	*	1.04	1.05	1.07	1.11	1.07
Ratio of net investment income (%)	4.76	*	5.32	5.44	5.42	4.76	5.30
Portfolio turnover rate (%)	53	**	154	182	252	185	137
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

			Years Ended October 31,
Class B	Six Months Ended 4/30/12 (Unaudited)		2011	2010	2009	2008	2007
Selected Per Share Data
Net asset value, beginning of period	$4.71		$4.86	$4.58	$3.80	$4.71	$4.68
Income (loss) from investment operations: Net investment incomea	.09		.21	.22	.19	.18	.21
Net realized and unrealized gain (loss)	.23		(.15)	.29	.78	(.86)	.08
Total from investment operations	.32		.06	.51	.97	(.68)	.29
Less distributions from: Net investment income	(.10)		(.21)	(.22)	(.19)	(.16)	(.24)
Net realized gains	—		—	(.01)	—	—	(.02)
Return of capital	—		—	—	—	(.07)	—
Total distributions	(.10)		(.21)	(.23)	(.19)	(.23)	(.26)
Net asset value, end of period	$4.93		$4.71	$4.86	$4.58	$3.80	$4.71
Total Return (%)b,c	6.84	**	1.27	11.60	26.29	(15.09)	6.37
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	5		5	7	9	10	17
Ratio of expenses before expense reductions (%)	1.88	*	1.91	1.90	1.94	1.96	1.86
Ratio of expenses after expense reductions (%)	1.87	*	1.89	1.88	1.83	1.88	1.85
Ratio of net investment income (%)	3.91	*	4.47	4.61	4.66	3.99	4.52
Portfolio turnover rate (%)	53	**	154	182	252	185	137
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

			Years Ended October 31,
Class C	Six Months Ended 4/30/12 (Unaudited)		2011	2010	2009	2008	2007
Selected Per Share Data
Net asset value, beginning of period	$4.74		$4.89	$4.60	$3.82	$4.73	$4.71
Income (loss) from investment operations: Net investment incomea	.10		.22	.22	.19	.18	.21
Net realized and unrealized gain (loss)	.22		(.15)	.31	.79	(.86)	.07
Total from investment operations	.32		.07	.53	.98	(.68)	.28
Less distributions from: Net investment income	(.10)		(.22)	(.23)	(.20)	(.16)	(.24)
Net realized gains	—		—	(.01)	—	—	(.02)
Return of capital	—		—	—	—	(.07)	—
Total distributions	(.10)		(.22)	(.24)	(.20)	(.23)	(.26)
Net asset value, end of period	$4.96		$4.74	$4.89	$4.60	$3.82	$4.73
Total Return (%)b,c	6.86	**	1.39	11.61	26.48	(14.98)	6.16
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	53		43	43	37	24	28
Ratio of expenses before expense reductions (%)	1.78	*	1.81	1.82	1.84	1.89	1.84
Ratio of expenses after expense reductions (%)	1.76	*	1.80	1.80	1.82	1.87	1.84
Ratio of net investment income (%)	4.02	*	4.56	4.69	4.66	4.00	4.53
Portfolio turnover rate (%)	53	**	154	182	252	185	137
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

			Years Ended October 31,
Class S	Six Months Ended 4/30/12 (Unaudited)		2011	2010	2009	2008	2007
Selected Per Share Data
Net asset value, beginning of period	$4.71		$4.86	$4.58	$3.80	$4.70	$4.68
Income (loss) from investment operations: Net investment incomea	.12		.26	.26	.23	.22	.26
Net realized and unrealized gain (loss)	.22		(.15)	.30	.78	(.85)	.07
Total from investment operations	.34		.11	.56	1.01	(.63)	.33
Less distributions from: Net investment income	(.12)		(.26)	(.27)	(.23)	(.20)	(.29)
Net realized gains	—		—	(.01)	—	—	(.02)
Return of capital	—		—	—	—	(.07)	—
Total distributions	(.12)		(.26)	(.28)	(.23)	(.27)	(.31)
Net asset value, end of period	$4.93		$4.71	$4.86	$4.58	$3.80	$4.70
Total Return (%)b	7.40	**	2.32	12.77	27.56	(14.06)	7.25
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	56		30	33	13	4	3
Ratio of expenses before expense reductions (%)	.84	*	.88	.90	.92	1.03	.92
Ratio of expenses after expense reductions (%)	.82	*	.87	.89	.81	.89	.90
Ratio of net investment income (%)	4.98	*	5.49	5.60	5.68	4.97	5.47
Portfolio turnover rate (%)	53	**	154	182	252	185	137
a Based on average shares outstanding during the period. b Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Unconstrained Income Fund (the "Fund") is a diversified series of DWS Income Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares of the Fund are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Debt securities and loan participations and assignments are valued at prices supplied by independent pricing services approved by the Fund's Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Equity securities and exchange-traded funds ("ETFs") are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade and are categorized as Level 1 securities. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.

Exchange-traded options are valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices or at the most recent asked price (bid for purchased options) if no bid or asked price are available. Exchange-traded options are categorized as Level 1. Over-the-counter written or purchased options are valued at the price provided by the broker-dealer with which the option was traded and are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

New Accounting Pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 amends Accounting Standards Codification (ASC) Topic 820, Fair Value Measurement. The amendments are the result of the work by the Financial Accounting Standards Board and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. The Fund lends securities to certain financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Loan Participations and Assignments. Senior loans are portions of loans originated by banks and sold in pieces to investors. These U.S. dollar-denominated fixed and floating rate loans ("Loans") in which the Fund invests, are arranged between the borrower and one or more financial institutions ("Lenders"). These Loans may take the form of Senior Loans, which are corporate obligations often issued in connection with recapitalizations, acquisitions, leveraged buy-outs and refinancings, and Sovereign Loans, which are debt instruments between a foreign sovereign entity and one or more financial institutions. The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, or any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. Loans held by the Fund generally in the form of Assignments, but the Fund may also invest in Participations. All Loan Participations and Assignments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At October 31, 2011, the Fund had a net tax basis capital loss carryforward of approximately $17,280,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until October 31, 2012 ($1,247,000), October 31, 2014 ($4,983,000), October 31, 2016 ($5,169,000) and October 31, 2017 ($5,881,000), the respective expiration dates, whichever occurs first.

The Fund has reviewed the tax positions for the open tax years as of October 31, 2011 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund, if any, is declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, premium amortization on debt securities, investments in futures and swap contracts, forward currency contracts and recognition of certain foreign currency gain (loss) as ordinary income. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis net of foreign withholding taxes. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

B. Derivative Instruments

Interest Rate Swap Contracts. For the six months ended April 30, 2012, the Fund entered into interest rate swap transactions to gain exposure to different parts of the yield curve while managing overall duration and to enhance potential gains. The value of the Fund's underlying bond investments are subject to interest rate risk. As interest rates increase, the value of the Fund's fixed rate bonds may fall. The longer the duration of the Fund's securities, the more sensitive the Fund will be to interest rate changes. To help mitigate this interest rate risk, the Fund invests in interest rate swap contracts to reduce the duration of the Investment Portfolio. The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an interest rate swap, the Fund agrees to pay to the other party to the interest rate swap (which is known as the "counterparty") a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund a variable rate payment, or the Fund agrees to receive from the counterparty a fixed rate payment in exchange for the counterparty agreeing to receive from the Fund a variable rate payment. In addition, both the Fund and counterparty may agree to exchange variable rate payments based on different indices. The payment obligations are based on the notional amount of the swap. Certain risks may arise when entering into swap transactions including counterparty default, liquidity or unfavorable changes in interest rates. In connection with these agreements, securities and or cash may be identified as collateral in accordance with the terms of the swap agreements to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the interest rate swap contract, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. The value of the swap is adjusted daily and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations.

A summary of the open interest rate swap contracts as of April 30, 2012 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2012, the investment in interest rate swap contracts had a total notional amount generally indicative of a range from $29,630,000 to $54,390,000.

Credit Default Swap Contracts. A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. For the six months ended April 30, 2012, the Fund sold credit default swap contracts to gain exposure to an underlying issuer's credit quality characteristics without directly investing in that issuer. As a seller in the credit default swap contract, the Fund is required to pay the par (or other agreed-upon) value of the referenced entity to the counterparty with the occurrence of a credit event by a third party, such as a U.S. or foreign corporate issuer, on the reference entity, which would likely result in a loss to the Fund. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. The Fund may also buy credit default swap contracts in order to hedge against the risk of a credit event on debt securities, in which case the Fund functions as the counterparty referenced above. This involves the risk that the contract may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. When the Fund sells a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Fund.

The value of the credit default swap is adjusted daily and the change in value, if any, is recorded daily as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Under the terms of the credit default swap contracts, the Fund receives or makes quarterly payments based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statement of Operations. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses in the Statement of Operations.

A summary of the open credit default swap contracts as of April 30, 2012 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2012, the investment in credit default swap contracts sold had a total notional value generally indicative of a range from $5,120,000 to $5,510,000.

Total Return Swap Contracts. Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. For the six months ended April 30, 2012, the Fund entered into total return swap transactions to enhance potential gains. To the extent the total return of the reference security or index underlying the total return swap exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty, respectively. Certain risks may arise when entering into swap transactions including counterparty default, liquidity or unfavorable changes in the value of the underlying reference security or index. The value of the swap is adjusted daily and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made at the end of each measurement period are recorded as realized gain or loss in the Statement of Operations.

A summary of the open total return swap contracts as of April 30, 2012 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2012, the investment in total return swap contracts had a total notional amount generally indicative of a range from $15,500,000 to $22,400,000.

Options. An option contract is a contract in which the writer (seller) of the option grants the buyer of the option, upon payment of a premium, the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Fund if exercised. For the six months ended April 30, 2012, the Fund entered into options on interest rate futures and on interest rate swaps in order to hedge against potential adverse interest rate movements of portfolio assets.

If the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the value of the underlying security below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities or currencies hedged.

A summary of the open purchased option contracts as of April 30, 2012 is included in the Fund's Investment Portfolio. A summary of open written option contracts is included in the table following the Fund's Investment Portfolio. For the six months ended April 30, 2012, the investment in written options contracts had a total value generally indicative of a range from $0 to approximately $2,053,000, and purchased option contracts had a total value generally indicative of a range from approximately $10,000 to $2,109,000.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended April 30, 2012, the Fund entered into interest rate futures to gain exposure to different parts of the yield curve while managing overall duration. In addition, the Fund seeks to enhance returns by employing a global tactical asset allocation overlay strategy. The Fund enters into futures contracts on global bonds, including indices, as part of its global tactical asset allocation overlay strategy. For the six months ended April 30, 2012, as part of this strategy, the Fund used futures contracts to attempt to take advantage of inefficiencies within the global bond markets.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of April 30, 2012 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2012, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $71,647,000 to $122,183,000, and the investment in futures contracts sold had a total notional value generally indicative of a range from approximately $16,757,000 to $62,965,000.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended April 30, 2012, the Fund entered into forward currency contracts in order to hedge against anticipated currency market changes and for non-hedging purposes to seek to enhance potential gains. In addition, the Fund seeks to enhance returns by employing a global tactical asset allocation overlay strategy. For the six months ended April 30, 2012, as part of this strategy, the Fund used forward currency contracts to gain exposure to changes in the value of foreign currencies to attempt to take advantage of inefficiencies within the currency markets.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of April 30, 2012 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2012, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $75,862,000 to $94,723,000, and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from approximately $42,579,000 to $73,508,000.

The following tables summarize the value of the Fund's derivative instruments held as of April 30, 2012 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Purchased Options	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a) (b)	$2,109,357	$—	$406,808	$752,290	$3,268,455
Credit Contracts (b)	—	—	148,779	—	148,779
Foreign Exchange Contracts (c)	—	703,666	—	—	703,666
	$2,109,357	$703,666	$555,587	$752,290	$4,120,900

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

(b) Investments in securities, at value (includes purchased options) and unrealized appreciation on swap contracts, respectively

(c) Unrealized appreciation on forward foreign currency exchange contracts

Liability Derivatives	Written Options	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a) (b)	$(2,052,981)	$—	$(429,590)	$(400,859)	$(2,883,430)
Credit Contracts (b)	—	—	(18,946)	—	(18,946)
Foreign Exchange Contracts (c)	—	(768,808)	—	—	(768,808)
	$(2,052,981)	$(768,808)	$(448,536)	$(400,859)	$(3,671,184)

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

(b) Options written, at value and unrealized depreciation on swap contracts

(c) Unrealized depreciation on forward foreign currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended April 30, 2012 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Purchased Options	Written Options	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$(124,316)	$45,904	$—	$468,463	$4,809,510	$5,199,561
Foreign Exchange Contracts (b)	—	—	2,330,404	—	—	2,330,404
	$(124,316)	$45,904	$2,330,404	$468,463	$4,809,510	$7,529,965

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Net realized gain (loss) from investments (includes purchased options), written options, swap contracts and futures, respectively

(b) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

Change in Net Unrealized Appreciation (Depreciation)
	Purchased Options	Written Options	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$(205,708)	$220,895	$—	$(237,726)	$(13,272)	$(235,811)
Credit Contracts (a)	—	—	—	103,897	—	103,897
Foreign Exchange Contracts (b)	—	—	467,485	—	—	467,485
	$(205,708)	$220,895	$467,485	$(133,829)	$(13,272)	$335,571

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Change in net unrealized appreciation (depreciation) on investments (includes purchased options), written options, swap contracts and futures, respectively

(b) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

C. Purchases and Sales of Securities

During the six months ended April 30, 2012, purchases and sales of investment securities (excluding short-term investments and U.S. Treasury securities) aggregated $237,095,678 and $195,851,389, respectively. Purchases and sales of U.S. Treasury securities aggregated $23,705,865 and $24,737,145, respectively.

For the six months ended April 30, 2012, transactions for written options on futures contracts and on interest rate swap contracts were as follows:
	Contracts/ Contract Amount	Premium
Outstanding, beginning of period	$—	$—
Options written	54,100,480	2,326,743
Options closed	(40)	(3,037)
Options expired	(400)	(49,830)
Outstanding, end of period	$54,100,040	$2,273,876

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund's subadvisor.

QS Investors, LLC ("QS Investors") acts as an investment subadvisor to the Fund and manages the portion of assets allocated to the Fund's global tactical asset allocation overlay strategy. QS Investors is paid by the Advisor for the services QS Investors provides to the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly at the following annual rates:
First $250 million of the Fund's average daily net assets	.480%
Next $750 million of such net assets	.450%
Next $1.5 billion of such net assets	.430%
Next $2.5 billion of such net assets	.410%
Next $2.5 billion of such net assets	.380%
Next $2.5 billion of such net assets	.360%
Next $2.5 billion of such net assets	.340%
Over $12.5 billion of such net assets	.320%

The Fund did not impose a portion of its management fee by an amount equal to the amount of management fee borne by the Fund as a shareholder of the DWS Floating Rate Fund ("DWS affiliated mutual fund").

Accordingly, for the six months ended April 30, 2012, the Advisor waived a portion of its management fee pursuant to the Investment Management Agreement aggregating $33,346, and the amount charged aggregated $1,010,363, which was equivalent to an annualized effective rate of 0.45% of the Fund's average daily net assets.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended April 30, 2012, the Administration Fee was $223,648, of which $39,246 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended April 30, 2012, the amounts charged to the Fund by DISC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at April 30, 2012
Class A	$135,869	$46,290
Class B	2,651	939
Class C	10,009	3,346
Class S	8,706	1,858
	$157,235	$52,433

Distribution and Service Fees. Under the Fund's Class B and Class C 12b-1 Plans, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended April 30, 2012, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at April 30, 2012
Class B	$18,483	$2,937
Class C	173,005	31,884
	$191,488	$34,821

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended April 30, 2012, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at April 30, 2012	Annualized Effective Rate
Class A	$421,657	$147,091	.24%
Class B	6,086	2,003	.25%
Class C	57,197	20,790	.25%
	$484,940	$169,884

Underwriting and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended April 30, 2012 aggregated $15,873.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended April 30, 2012, the CDSC for Class B and C shares aggregated $3,193 and $1,443, respectively. A deferred sales charge of up to 0.50% is assessed on certain redemptions of Class A shares. For the six months ended April 30, 2012, DIDI received $315 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory, filing services to the Fund. For the six months ended April 30, 2012, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $11,705, of which $5,933 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

Security Lending Fees. Deutsche Bank AG serves as lending agent for the Fund. For the six months ended April 30, 2012, the Fund incurred lending agent fees to Deutsche Bank AG for the amount of $3,351.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2012.

F. Investing in High-Yield Securities

The Fund's performance could be hurt if a security declines in credit quality or goes into default, or if an issuer does not make timely payments of interest or principal. Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth-highest category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news, or even the expectation of bad news, than investment-grade debt securities. Because the Fund may invest in securities not paying current interest or in securities already in default, these risks may be more pronounced.

G. Investing in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation or deflation, repatriation restrictions on income and capital, and future adverse political, social and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements, and may have prices that are more volatile or less easily assessed than those of comparable securities of issuers in developed markets.

H. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended April 30, 2012		Year Ended October 31, 2011
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	10,408,450	$50,491,120	12,931,491	$61,892,659
Class B	48,635	233,652	165,226	795,002
Class C	2,535,365	12,406,753	2,467,068	11,881,861
Class S	6,467,678	31,553,642	3,398,056	16,344,476
		$94,685,167		$90,913,998
Shares issued to shareholders in reinvestment of distributions
Class A	1,640,864	$7,887,061	3,410,344	$16,250,764
Class B	16,199	77,908	42,416	202,658
Class C	169,205	819,835	329,845	1,583,120
Class S	179,234	865,087	306,328	1,462,374
		$9,649,891		$19,498,916
Shares redeemed
Class A	(9,604,568)	$(46,489,015)	(18,508,622)	$(88,171,452)
Class B	(195,090)	(939,072)	(526,841)	(2,527,633)
Class C	(1,164,199)	(5,644,064)	(2,513,138)	(12,123,181)
Class S	(1,762,800)	(8,583,094)	(4,092,240)	(19,571,651)
		$(61,655,245)		$(122,393,917)
Net increase (decrease)
Class A	2,444,746	$11,889,166	(2,166,787)	$(10,028,029)
Class B	(130,256)	(627,512)	(319,199)	(1,529,973)
Class C	1,540,371	7,582,524	283,775	1,341,800
Class S	4,884,112	23,835,635	(387,856)	(1,764,801)
		$42,679,813		$(11,981,003)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2011 to April 30, 2012).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.
Expenses and Value of a $1,000 Investment for the six months ended April 30, 2012 (Unaudited)
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 11/1/11	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/12	$1,070.90	$1,068.40	$1,068.60	$1,074.00
Expenses Paid per $1,000*	$5.25	$9.62	$9.05	$4.23
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 11/1/11	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/12	$1,019.79	$1,015.56	$1,016.11	$1,020.79
Expenses Paid per $1,000*	$5.12	$9.37	$8.82	$4.12

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.
Annualized Expense Ratios	Class A	Class B	Class C	Class S
DWS Unconstrained Income Fund	1.02%	1.87%	1.76%	.82%

For more information, please refer to the Fund's prospectus.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 26, 2011

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2011, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009 and 2010.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 109 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack
President, Thomas H. Mack & Co., Inc.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:
For shareholders of Classes A, B and C:
(800) 621-1048
For shareholders of Class S:
(800) 728-3337

Web Site
www.dws-investments.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
DWS Investments is the retail brand name in the U.S. for the asset management activities of Deutsche Bank AG and DIMA. As such, DWS is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class A	Class B	Class C	Class S
Nasdaq Symbol	KSTAX	KSTBX	KSTCX	KSTSX
CUSIP Number	23337K 101	23337K 200	23337K 309	23337K 507
Fund Number	010	210	310	2391

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 621-1048 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2011

DWS INVESTMENTS
Deutsche Bank Group

222 South Riverside Plaza
Chicago, IL 60606-5808

DUIF-3
(R-027577-1 6/12)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Unconstrained Income Fund, a series of DWS Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	June 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	June 27, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 27, 2012